Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,333,763,464	1,333,763,464
Treasury stock, shares	241,931,637	196,764,060